Investment Objectives and Goals - Calamos Laddered S&P 500 Structured Alt Protection ETF	Aug. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Laddered S&P 500® Structured Alt Protection ETFTM
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Laddered S&P 500® Structured Alt Protection ETFTM (the "Fund") seeks to provide investors with capital appreciation.